Dreyfus New Jersey Municipal Bond Fund, Inc.

Incorporated herein by reference are the definitive versions of the above-referenced funds’ prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 24, 2014 (SEC Accession No. 0000828475-14-000004).